Corporate Information	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Corporate Information

1. Corporate Information

Pieris Pharmaceuticals, Inc. is a holding company incorporated in May 2013 under the name Marika Inc. On December 17, 2014 Pieris AG (a German company which was founded in 2001 by Prof. Dr. Arne Skerra, Professor at the Technical University of Munich, Germany, and Claus Schalper) became a wholly owned subsidiary of Pieris Pharmaceuticals, Inc., pursuant the Acquisition (described below). The registered office of Pieris Pharmaceuticals, Inc. and the corporate headquarters and research facility of Pieris AG are located in Freising-Weihenstephan, Germany. Pieris Australia Pty Ltd., a wholly owned subsidiary of Pieris AG, was formed on February 14, 2014 to conduct research and development in Australia.

On December 17, 2014, Pieris Pharmaceuticals, Inc., Pieris AG, and the former stockholders of Pieris AG entered into an acquisition agreement, or the Acquisition Agreement. Pursuant to the Acquisition Agreement, on December 17, 2014, the stockholders of Pieris AG contributed all of their equity interests in Pieris AG to Pieris Pharmaceuticals, Inc. in exchange for shares of Pieris Pharmaceuticals, Inc. common stock, which resulted in Pieris AG becoming a wholly owned subsidiary of Pieris Pharmaceuticals, Inc. (the “Acquisition”). Upon the closing of the Acquisition, Pieris Pharmaceuticals, Inc. ceased to be a “shell company” under applicable rules of the SEC. For more information on the acquisition, please refer to Note 3 Acquisition of the consolidated financial statements as of December 31, 2014 included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2014.

On December 17, 2014, Pieris Pharmaceuticals, Inc. entered into a securities purchase agreement, or the Securities Purchase Agreement, with certain accredited investors (the “Investors”) providing for the issuance and sale to such Investors of an aggregate of 6,779,510 shares of our common stock in a private placement offering conducted through a series of closings occurring on December 17, 18 and 23, 2014, at a purchase price per share of $2.00 and for aggregate gross proceeds of approximately $13.56 million (the “Private Placement”). Northland Securities, Inc. and Katalyst Securities, LLC served as co-exclusive placement agents (the “Placement Agents”) for the Private Placement. At the closings of the Private Placement we issued to the Placement Agents and their designees, warrants (the “Placement Warrants”), to acquire up to 542,360 shares of our common stock at an exercise price of $2.00 per share. Each of the Placement Warrants is exercisable at any time at the option of the holder until the five-year anniversary of its date of issuance.

Pieris Pharmaceuticals, Inc. and its consolidated subsidiaries (the “Company”) is a clinical-stage biopharmaceutical company dedicated to the discovery and development of the Anticalin® class of biotherapeutics for patients with diseases in which the Company believes there is high unmet medical need.

The Company´s core Anticalin® technology and platform was developed in Germany, and the Company has partnership arrangements with major multi-national pharmaceutical companies headquartered in the U.S., Europe and Japan and with regional pharmaceutical companies headquartered in India.

1. Corporate Information

Pieris Pharmaceuticals, Inc. was founded in May 2013 and is a holding company. On December 17, 2014 Pieris AG (a German company which was founded in 2001 by Prof. Dr. Arne Skerra, Professor at the Technical University of Munich, Germany, and Claus Schalper) became a wholly owned subsidiary of Pieris Pharmaceuticals, Inc., which was previously named Marika Inc. pursuant to a share exchange transaction (the “Acquisition”). For further information on the Acquisition refer to Note 3 Acquisition. The registered office of Pieris Pharmaceuticals, Inc. and the corporate headquarters and research facility of Pieris AG are located in Freising-Weihenstephan, Germany. Pieris Australia Pty Ltd., a wholly owned subsidiary of Pieris AG, was formed on February 14, 2014 to conduct research and development in Australia.

Pieris Pharmaceuticals, Inc. and its consolidated subsidiaries (the “Company”) is a clinical-stage biopharmaceutical company dedicated to the discovery and development of their Anticalin® class of biotherapeutics for patients with diseases in which the Company believes there is high unmet medical need.

The Company’s core Anticalin® technology and platform was developed in Germany, and the Company has partnership arrangements with major multi-national pharmaceutical companies headquartered in the U.S., Europe and Japan and with regional pharmaceutical companies headquartered in India.